Impairment charges on intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 11, 2021	Dec. 31, 2020
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	$ 5,214	$ 20,788			$ 3,764
Impairment on intangible assets (note 27)	13,017	0
Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	15,517
Impairment on intangible assets (note 27)	13,017
Ending Balance	2,500		$ 15,517
Technology | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	14,478
Impairment on intangible assets (note 27)	11,978
Ending Balance	2,500
Acquired customer contracts and relationships | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	880
Impairment on intangible assets (note 27)	880
Ending Balance	0			$ 880
Non-compete agreement | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	159
Impairment on intangible assets (note 27)	159
Ending Balance	0			$ 159
Cost
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	79,227	78,677			59,855
Impairment on intangible assets (note 27)	0
Cost | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	17,279
Cost | Technology | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	15,976
Cost | Acquired customer contracts and relationships | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	1,048
Cost | Non-compete agreement | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	255
Accumulated amortization
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	(74,013)	$ (57,889)			$ (56,091)
Impairment on intangible assets (note 27)	13,017
Accumulated amortization | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	(1,762)
Accumulated amortization | Technology | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	(1,498)
Accumulated amortization | Acquired customer contracts and relationships | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	(168)
Accumulated amortization | Non-compete agreement | Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	$ (96)